Exhibit 99.1

KPMG LLP

Suite 1500

550 South Hope Street

Los Angeles, CA 90071-2629

Independent Accountants’ Agreed-Upon Procedures Report

Prestige Financial Services, Inc. (the “Company”)

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: Prestige Auto Receivables Trust 2023-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “230331 PART 2023-1 RA $294 pool 2.xlsx” provided by the Company on April 5, 2023, containing information on 15,854 retail installment sale contracts and security agreements secured by new and used automobiles, vans, and light duty trucks (collectively, the “Receivables”) as of March 31, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Prestige Auto Receivables Trust 2023-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and one (1) month, respectively.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•

The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•

The term “Receivable File” means the following documents: Installment Sale Contract, Title Document, Post Funding Correspondence, Modification Agreement, and/or screenshots from the Company’s servicing system (the “Servicing System”). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Provided Information” means the Acceptable Company Names, Receivable File, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 100 Receivables from the Data File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions

Account Number	Servicing System

Borrower Last Name	Installment Sale Contract or Servicing System, and Instructions

Original Amount Financed	Installment Sale Contract

Original Interest Rate	Installment Sale Contract, Post Funding Correspondence

Current Interest Rate	Servicing System

Original Term	Installment Sale Contract, Modification Agreement, and Instructions

Payment Amount	Installment Sale Contract, Modification Agreement, Post Funding Correspondence

Obligor State	Installment Sale Contract, Servicing System

Vehicle Make	Installment Sale Contract and Instructions

Model Year	Installment Sale Contract

New/Used Vehicle	Installment Sale Contract

Vehicle Identification Number (“VIN”)	Installment Sale Contract

We found such information to be in agreement, except as listed in Exhibit D.

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C.	For each Selected Receivable, we observed the presence of the following in the Receivable File:

•

Title Document; we were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria, or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties, but may have access to this report as required by law or regulation.

/s/KPMG LLP

Los Angeles, California

April 19, 2023

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Exhibit A

Title Documents

Application for Certificate of Title	Notice of Lien

Application for Certificate of Title and Registration Application for Certificate of Title with/without Registration	Notice of Security or Lien Filing Notice of Security Interest Filing

Application for Certificate of Title for a Vehicle	Notification of Lien

Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Receipt of Dealer Transaction

Application for Title and License	Record Lookup Results

Application for Title and Registration Statement of Vehicle Sale	Request Report

Application for Title and/or Registration	Termination Statement

Application for Vehicle Transaction(s)	Title Guaranty

Certificate of Title	Title & License Plate Application

Copy of Application for Registration	Title and Registration Receipt

Documentation from Department of State	Title Information

Electronic Title Copy	Title Lien Statement

Lien Holders Release Forms	Universal Title Application

Lien Receipt	Vehicle Title Application

Acceptable Company Names

PRESTIGE AUTO FINANCE CORP	PRESTIGE FINANCIAL SERICES INC

PFS PRESTIGE FINANCIAL SERVICES	PRESTIGE FINANCIAL SERVICES INC

PRESTIGE FINANCIAL	PRESTIGE FINANCIAL SERVICES, INC

PRESTIGE FINANCIAL S	PRESTIGE FINANCIAL SERVICES INC.

PRESTIGE FINANCIAL SERV	PRESTIGE FINANCIAL SERVICES, INC.

PRESTIGE FINANCIAL SERV INC	PRESTIGE FINANCIAL SERVICS

PRESTIGE FINANCIAL SERV.	PRESTIGE FINANCIAL SERVICS INC

PRESTIGE FINANCIAL SERVICE	PRESTIGE FINANCIAL SVS INC

PRESTIGE FINANCIAL SERVICE INC	PRESTIGE FINANCIAL SRVS INC

PRESTIGE FINANCIAL SERVICES	PRESTIGE FNCL SVCS

PRESTIGE FINANCIAL SERVICES IN	PRESTIGE FIN SVCES INC

Exhibit B

The Selected Receivables

Selected	Receivable	Selected	Receivable	Selected	Receivable
Receivable #	Number	Receivable #	Number	Receivable #	Number
1	20231001	34	20231034	67	20231067
2	20231002	35	20231035	68	20231068
3	20231003	36	20231036	69	20231069
4	20231004	37	20231037	70	20231070
5	20231005	38	20231038	71	20231071
6	20231006	39	20231039	72	20231072
7	20231007	40	20231040	73	20231073
8	20231008	41	20231041	74	20231074
9	20231009	42	20231042	75	20231075
10	20231010	43	20231043	76	20231076
11	20231011	44	20231044	77	20231077
12	20231012	45	20231045	78	20231078
13	20231013	46	20231046	79	20231079
14	20231014	47	20231047	80	20231080
15	20231015	48	20231048	81	20231081
16	20231016	49	20231049	82	20231082
17	20231017	50	20231050	83	20231083
18	20231018	51	20231051	84	20231084
19	20231019	52	20231052	85	20231085
20	20231020	53	20231053	86	20231086
21	20231021	54	20231054	87	20231087
22	20231022	55	20231055	88	20231088
23	20231023	56	20231056	89	20231089
24	20231024	57	20231057	90	20231090
25	20231025	58	20231058	91	20231091
26	20231026	59	20231059	92	20231092
27	20231027	60	20231060	93	20231093
28	20231028	61	20231061	94	20231094
29	20231029	62	20231062	95	20231095
30	20231030	63	20231063	96	20231096
31	20231031	64	20231064	97	20231097
32	20231032	65	20231065	98	20231098
33	20231033	66	20231066	99	20231099
				100	20231100

(*)	The Company has assigned a unique seven-digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the actual Receivable Numbers.

Exhibit C

Instructions

Attribute	Instructions
Borrower Last Name	In the event the Borrower’s Last Name did not agree to the last name stated in the Installment Sale Contract or Servicing System, compare the Borrower’s Last Name to the co-borrower last name stated in the Installment Sale Contract or Servicing System.

Original Term	In the event the Original Term did not agree with the Installment Sale Contract, recompute as the number of months between the first payment due date in the Installment Sale Contract and the final payment due date in the Modification Agreement.

Vehicle Make	In the event the Vehicle Make stated in the Installment Sale Contract was “Hyun,” “Chevrol,” “Mercedes-B,” or “Mitsubis,” consider the Vehicle Make to be “Hyundai,” “Chevrolet,” “Mercedes-Benz,”or “Mitsubishi,” respectively.

Exhibit D

Exception List

Selected Receivable #	Receivable Number	Attribute	Per Data File	Per Receivable File
73	20231073	New/Used Vehicle	New	Used